Recent accounting pronouncements	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Recent accounting pronouncements	Recent accounting pronouncements
Recently issued accounting standards
There are currently no accounting standard updates issued since the reporting date of our 2023 20-F that are expected to materially affect our Consolidated Financial Statements and related disclosures in future periods.